Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	$ 54,427	$ 54,242
Derivative financial liabilities	57,122	53,203
Derivatives held or issued for non-trading purposes [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	6,377	7,481
Derivative financial liabilities	6,477	5,521
Derivatives held or issued for non-trading purposes [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,041	4,310
Derivative financial liabilities	1,467	2,674
Derivatives held or issued for non-trading purposes [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,718	2,580
Derivative financial liabilities	3,080	1,587
Derivatives held or issued for non-trading purposes [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2	9
Derivative financial liabilities	138	153
Derivatives held or issued for non-trading purposes [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,616	582
Derivative financial liabilities	1,792	1,107
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	548	1,624
Derivative financial liabilities	346	884
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	548	1,624
Derivative financial liabilities	346	884
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,706	3,764
Derivative financial liabilities	3,100	1,769
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	148	1,061
Derivative financial liabilities	213	81
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,631	2,503
Derivative financial liabilities	2,887	1,546
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	927	200
Derivative financial liabilities		142
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,123	2,093
Derivative financial liabilities	3,031	2,868
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,345	1,625
Derivative financial liabilities	908	1,709
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	87	77
Derivative financial liabilities	193	41
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2	9
Derivative financial liabilities	138	153
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	689	382
Derivative financial liabilities	$ 1,792	$ 965